CASH AND CASH EQUIVALENTS	12 Months Ended
Dec. 31, 2018
Cash and cash equivalents [abstract]
CASH AND CASH EQUIVALENTS

Cash and restricted cash equivalents of Prophecy are comprised of bank balances and a guaranteed investment certificate which can be readily converted into cash without significant restrictions, changes in value or penalties.

	December 31, 2018	December 31, 2017	December 31, 2016
Cash	$804,097	$4,100,608	$21,648
Cash equivalents	4,500,000	-	-
Restricted cash equivalents	34,500	34,500	-
	$5,338,597	$4,135,108	$21,648

Cash Equivalents

Restricted Cash Equivalents

As at December 31, 2018, a guaranteed investment certificate of $34,500 (2017 – 34,500), (2016 -$Nil) has been pledged as collateral for the Company’s credit card.

(a)